Intangibles, Net	3 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles, Net

Note 6 – Intangibles, net:

	March 31, 2017	December 31, 2016
Beginning of Period	$1,163,816	$-
Additions:
DermaWand purchase	-	1,163,816
Formulations	1,355,983	-
Trademark	1,256,460	-
Patented/Unpatented Technology	940,628	-
Gross Amount end of Period	$4,716,887	$1,163,816

Accumulated Amortization	(482,125)	(290,952)
Intangibles,net	$4,234,762	$872,864

Amortization expense was approximately $191,000 and $73,000 for the three months ended March 31, 2017 and 2016, respectively.

The following table outlines the estimated future amortization expense related to the intangible assets held as of March 31, 2017.

2017 (remaining nine months)	1,128,000
2018	856,000
2019	711,000
2020	711,000
2021	711,000
Thereafter	118,000

$4,235,000